Consolidated Statement of Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from construction activities	S/ 3,253,199	S/ 3,945,599	S/ 5,501,537
Revenues from services provided	1,884,950	1,648,041	1,720,110
Revenue from real estate and sale of goods	941,993	596,677	361,265
Revenue	6,080,142	6,190,317	7,582,912
Cost of construction activities	(3,029,159)	(3,751,221)	(5,342,379)
Cost of services provided	(1,660,239)	(1,477,723)	(1,372,330)
Cost of real estate and goods sold	(717,957)	(404,078)	(255,208)
Cost of sales	(5,407,355)	(5,633,022)	(6,969,917)
Gross profit	672,787	557,295	612,995
Administrative expenses	(429,181)	(382,393)	(394,223)
Other income and expenses	(20,545)	(13,374)	54,586
Gain from the sale of investments	274,363	46,336	(8,289)
Operating profit	497,424	207,864	265,069
Financial expenses	(185,445)	(221,664)	(168,083)
Financial income	15,407	20,645	37,636
Share of the profit or loss in associates and joint ventures under the equity method of accounting	1,327	(589,710)	7,724
Profit (loss) before income tax	328,713	(582,865)	142,346
Income tax	(123,037)	119,272	(95,899)
Profit (loss) for the year from continuing operations	205,676	(463,593)	46,447
Profit for the year from discontinued operations	3,562	11,995	9,142
Profit (loss) for the period	209,238	(451,598)	55,589
Profit (loss) attributable to:
Owners of the Company	148,738	(509,699)	7,097
Non-controlling interest	60,500	58,101	48,492
Profit (loss) for the year	S/ 209,238	S/ (451,598)	S/ 55,589
Earnings (losses) per share from continuing operations attributable to owners of the Company during the year	S/ 0.225	S/ (0.772)	S/ 0.011